Financial instruments and risk management - Hedging instruments (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Currency risk | Cash flow hedges | Forward foreign exchange contracts
Items designated as hedging instruments
Notional amount	$ 2,415	$ 2,913
Carrying Amount Assets	46	27
Carrying Amount Liabilities	(16)	(28)
Change in fair value in OCI	38	(3)
Amounts reclassified from hedging reserve to profit or loss	(1)	(25)
Interest rate risk | Fair value hedges | 4.565% Corporate Bond Maturing October 2029
Items designated as hedging instruments
Notional amount	520		€ 500	€ 500
Interest rate risk | Fair value hedges | Corporate Bond Maturing March 2034
Items designated as hedging instruments
Notional amount	500
Interest rate risk | Fair value hedges | Interest rate swaps
Items designated as hedging instruments
Notional amount	1,020	500
Carrying Amount Assets	10	7
Carrying Amount Liabilities	(16)
4.565% Corporate Bond Maturing October 2029
Items designated as hedging instruments
Notional amount	650		€ 500	€ 500
Corporate Bond Maturing March 2034
Items designated as hedging instruments
Notional amount	650
Forward foreign exchange contracts
Items designated as hedging instruments
Notional amount	$ 2,400	$ 2,400